Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	14,000,000	3,333,334
Ordinary shares, shares issued	[1]	2,618,425	994,394
Ordinary shares, shares outstanding	[1]	2,618,425	994,394

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 9.